CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital [member]	Addiitonal paid in capital [member]	Retained earnings [member]	Foreign currency translation adjustments [member]	OCI from equity accounted investments [member]	Shareholders's equity [member]	Non-controling interest [member]
Equity beginning balance at Dec. 31, 2017	$ 39,885	$ 1,180	$ 7,933	$ 34,342	$ (3,554)	$ (40)	$ 39,861	$ 24
Net income/(loss)	7,538			7,535			7,535	3
Other comprehensive income/(loss)	(1,681)			(24)	(1,652)	(5)	(1,681)
Total comprehensive income/(loss)	5,857			0	0	0	0	0
Dividends	(2,726)	5	333	(3,064)			(2,726)
Other equity transactions	(27)		(19)	0			(19)	(8)
Equity ending balance at Dec. 31, 2018	42,990	1,185	8,247	38,790	(5,206)	(44)	42,970	19
Net income/(loss)	1,851			1,843			1,843	8
Other comprehensive income/(loss)	323			330	(51)	44	323
Total comprehensive income/(loss)	2,174			0	0	0	0	0
Dividends	(3,453)			(3,453)			(3,453)
Share buy-back	(500)		(500)				(500)
Other equity transactions	(52)		(15)	(29)			(44)	(7)
Equity ending balance at Dec. 31, 2019	41,159	1,185	7,732	37,481	(5,258)	0	41,139	20
Net income/(loss)	(5,496)			(5,510)			(5,510)	14
Other comprehensive income/(loss)	977			(87)	1,064	0	977
Total comprehensive income/(loss)	(4,519)			0	0	0	0	0
Dividends	(1,833)			(1,833)			(1,833)
Share buy-back	(890)	(21)	(869)				(890)
Other equity transactions	(25)		(11)	0			(11)	(15)
Equity ending balance at Dec. 31, 2020	$ 33,892	$ 1,164	$ 6,852	$ 30,050	$ (4,194)	$ 0	$ 33,873	$ 19